Note 35 - Derivatives - Fair Value Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying amount of Financial instruments designated as fair value hedges [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	€ 13,459	€ 12,397
Bonds at amortized costs	336	582
Loans at amortized cost	0
Long-term debt	0
Deposits	0
Carrying amount of Financial instruments designated as fair value hedges [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	0
Bonds at amortized costs	0
Loans at amortized cost	0
Long-term debt	68,596	62,294
Deposits	0
Accumulated amount of fair value hedge adjustments - Total [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	2,118	221
Bonds at amortized costs	37	5
Accumulated amount of fair value hedge adjustments - Total [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Long-term debt	(6,606)	1,595
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	2	4
Bonds at amortized costs		2
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Long-term debt	(164)	302
Fair Value changes used for hedge effectiveness [Member] | Hedged Items [Domain Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	2,390	724
Bonds at amortized costs	37	(12)
Long-term debt	€ 8,444	€ 2,329